CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	May 31, 2016	May 31, 2015
Cash flows from operating activities
Net loss	$ (5,232,917)	$ (6,344,558)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	8,596	6,907
Stock based compensation expense	590,056	449,736
Change in fair value of derivative liability	161,235
Loan conversion inducement expense	565,406
Accretion of debt discount	1,967,895	3,913,769
Changes in operating assets and liabilities:
Decrease (increase) in deferred research and development costs	(314,920)
Decrease (increase) in prepaid expenses and other current assets	(7,007)	(13,902)
Increase (decrease) in accounts payable	8,552	6,057
Increase (decrease) in accrued liabilities	233,370	180,242
Net cash used in operating activities	(2,019,734)	(1,801,749)
Cash flows from investing activity
Purchase of equipment	(2,300)	(15,561)
Net cash used in investing activity	(2,300)	(15,561)
Cash flows from financing activities
Proceeds from the issuance of equity securities	1,367,100	501,242
Proceeds from promissory notes	550,010	600,000
Net cash provided by financing activities	1,917,110	1,101,242
Decrease in cash and cash equivalents	(104,924)	(716,068)
Cash and cash equivalents at beginning of period	228,465	785,237
Cash and cash equivalents at end of period	123,541	69,169
Supplemental disclosure of cash flow information:
Interest paid in cash
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Debt discount recorded for value of warrants issued and/or modified	3,008,812	3,299,750
Debt discount recorded for beneficial conversion feature	165,640
Equity securities issued for conversion of note payable	548,700
Derivative liability from the sale of equity securities	$ 1,714,395